UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  January 23 2003

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $104,956




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2912 72800.00 SH       SOLE                 72800.00
ALCOA INC                      COM              013817101     2054 90178.00 SH       SOLE                 90178.00
AMERICAN INTL GROUP            COM              026874107     3417 59062.00 SH       SOLE                 59062.00
APPLIED MATERIALS INC.         COM              038222105     1721 132095.00SH       SOLE                132095.00
BB&T CORP.                     COM              054937107     4042 109285.00SH       SOLE                109285.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     1806 98710.00 SH       SOLE                 98710.00
CINTAS CORP.                   COM              172908105     3272 71512.00 SH       SOLE                 71512.00
CISCO SYSTEMS                  COM              17275R102     2182 166595.00SH       SOLE                166595.00
COPART INC                     COM              217204106     1908 161107.00SH       SOLE                161107.00
DANAHER CORP                   COM              235851102     3088 46995.00 SH       SOLE                 46995.00
DOVER CORP.                    COM              260003108     2650 90880.00 SH       SOLE                 90880.00
EGL INC.                       COM              268484102     3038 213175.00SH       SOLE                213175.00
EMERSON ELECTRIC               COM              291011104     2580 50730.00 SH       SOLE                 50730.00
EXPEDITORS INTL                COM              302130109     4222 129310.00SH       SOLE                129310.00
EXXON-MOBIL                    COM              30231G102     3492 99935.00 SH       SOLE                 99935.00
GENERAL ELECTRIC               COM              369604103      341 14020.00 SH       SOLE                 14020.00
GOLDMAN SACHS GROUP INC        COM              38141G104     2265 33259.00 SH       SOLE                 33259.00
HARMONIC INC.                  COM              413160102      477 207460.00SH       SOLE                207460.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     2333 193795.00SH       SOLE                193795.00
HEWLETT-PACKARD                COM              428236103     1919 110516.39SH       SOLE                110516.39
ILLINOIS TOOL WORKS            COM              452308109     3549 54724.00 SH       SOLE                 54724.00
INTEL                          COM              458140100     1902 122165.00SH       SOLE                122165.00
KEYCORP                        COM              493267108      390 15511.00 SH       SOLE                 15511.00
LEGGETT & PLATT                COM              524660107     2938 130935.00SH       SOLE                130935.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     3164 52297.00 SH       SOLE                 52297.00
MERCK                          COM              589331107      344  6071.04 SH       SOLE                  6071.04
MICROSOFT                      COM              594918104     3367 65129.00 SH       SOLE                 65129.00
MOTOROLA                       COM              620076109     1494 172693.75SH       SOLE                172693.75
NORTEL NETWORKS CORP           COM              656568102      460 285785.00SH       SOLE                285785.00
PEPSICO                        COM              713448108     3352 79391.00 SH       SOLE                 79391.00
PFIZER                         COM              717081103     3378 110505.00SH       SOLE                110505.00
PROCTER & GAMBLE               COM              742718109     3339 38848.00 SH       SOLE                 38848.00
ROYAL DUTCH PETROLEUM          COM              780257804     2771 62942.00 SH       SOLE                 62942.00
SBC COMMUNICATIONS             COM              78387G103     1923 70933.00 SH       SOLE                 70933.00
SCHERING-PLOUGH                COM              806605101     2302 103686.00SH       SOLE                103686.00
SCHWAB (CHARLES) CORP          COM              808513105     2168 199795.00SH       SOLE                199795.00
SOVEREIGN BANCORP              COM              845905108     3252 231425.00SH       SOLE                231425.00
SUNGARD DATA SYSTEMS           COM              867363103     2668 113235.00SH       SOLE                113235.00
TELETECH HOLDINGS INC          COM              879939106     2269 312585.00SH       SOLE                312585.00
TELLABS, INC.                  COM              879664100     1649 226805.00SH       SOLE                226805.00
TIDEWATER INC.                 COM              886423102     2519 81007.00 SH       SOLE                 81007.00
WALGREEN                       COM              931422109      240  8228.00 SH       SOLE                  8228.00
WATSON PHARMACEUTICALS         COM              942683103     2730 96586.00 SH       SOLE                 96586.00
WELLS FARGO COMPANY            COM              949746101     3070 65490.00 SH       SOLE                 65490.00